CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Net revenues		$ 1,715,015,984	$ 1,043,099,655	$ 619,948,777
Cost of revenues		(882,316,083)	(522,326,988)	(303,634,829)
Gross profit		832,699,901	520,772,667	316,313,948
Operating expenses
Selling and marketing		(242,101,553)	(126,005,365)	(73,567,617)
General and administrative		(386,287,317)	(263,286,710)	(161,021,637)
Impairment loss on intangible assets		(357,762)	0	0
Total operating expenses		(628,746,632)	(389,292,075)	(234,589,254)
Government subsidies		4,650,059	3,113,877	3,327,169
Income from operations		208,603,328	134,594,469	85,051,863
Interest income		39,838,177	18,133,229	17,732,879
Interest expense		(16,640,329)	(13,144,561)	(7,499,323)
Other (expense)/income		17,405,486	23,072,718	(2,522,253)
Gain from disposal of components		0	0	50,377,126
Gain from fair value change of long-term investments		0	0	1,265,852
Impairment loss on long-term investments		(2,212,836)	(8,074,891)	(7,503,944)
Income before provision for income tax and loss from equity method investments		246,993,826	154,580,964	136,902,200
Provision for income tax		(44,653,725)	(34,065,689)	(33,482,744)
Loss from equity method investments		(7,677,594)	(8,025,431)	(663,256)
Net income		194,662,507	112,489,844	102,756,200
Add: Net loss attributable to noncontrolling interest		3,777,429	4,390,168	122,318
Net income attributable to TAL Education Group's shareholders		$ 198,439,936	$ 116,880,012	$ 102,878,518
Net income per common share
Basic	[1]	$ 1.13	$ 0.72	$ 0.64
Diluted		$ 1.03	$ 0.66	$ 0.6
Weighted average shares used in calculating net income per common share
Basic		174,979,574	162,548,494	160,109,169
Diluted		194,331,305	188,508,419	183,056,255

[1]	The Company's common shares are divided into Class A and Class B common shares. Holders of Class A and Class B common shares have the same dividend rights. Therefore, the Company does not present earnings per share for each separate class.